Schedule of Supplemental Information Related to Leases (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Finance lease assets	$ 138,774	$ 147,228
Current portion of finance lease liability	31,758	30,901
Noncurrent finance lease liability	92,761	101,029
Total finance lease liability	$ 124,519	$ 131,930
Finance lease, weighted average remaining lease term	3 years 1 month 13 days	3 years 4 months 6 days
Finance lease, weighted average discount rate, percent	11.00%	11.00%